Fair Value Measurements - Summary of Assets Measured at Fair Value on a Recurring Basis (Detail)	Sep. 30, 2020 USD ($)
Assets:
Cash and marketable securities held in Trust Account	$ 202,037,099
Level 1
Assets:
Cash and marketable securities held in Trust Account	$ 202,037,099